Intangible Assets - Schedule of Amortization Rates (Details)	12 Months Ended
	Dec. 31, 2024
Trademarks and patents [Member]
Schedule of Amortization Rates [line items]
Useful life	5 years	[1]
Annual amortization rate	20.00%	[1]
Right-of-use of software [Member]
Schedule of Amortization Rates [line items]
Useful life	5 years
Annual amortization rate	20.00%
Goodwill [Member]
Schedule of Amortization Rates [line items]
Useful life		[1]
Annual amortization rate		[1]
Client portfolio [Member]
Schedule of Amortization Rates [line items]
Useful life	7 years
Annual amortization rate	15.00%
Workforce [Member]
Schedule of Amortization Rates [line items]
Useful life		[1]
Annual amortization rate		[1]
Know-How [Member]
Schedule of Amortization Rates [line items]
Useful life	5 years
Annual amortization rate	20.00%
Non-Compete [Member]
Schedule of Amortization Rates [line items]
Useful life	5 years
Annual amortization rate	20.00%

[1]	Undefined useful life